Financial instruments and risk management - Summary of borrowings in a hedge relationship (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,522	$ 1,656
Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.00%
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.875%
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.75%
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.125%
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.00%
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.125%
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.75%
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.20%
Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.75%
Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.125%
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 526
Carrying Value	0	455
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	546
Carrying Value	555	508
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,200
Carrying Value	1,299	1,229
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount	750
Carrying Value	1,005	958
Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount	100
Carrying Value	109	104
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Notional amount	807
Carrying Value	717	647
Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Notional amount	400
Carrying Value	438	0
Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Notional amount	750
Carrying Value	744	0
Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Notional amount	300
Carrying Value	292	0
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,150
Carrying Value	1,173	1,137
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Notional amount	500
Carrying Value	501	483
Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Notional amount	750
Carrying Value	$ 743	$ 716
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.35%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.64%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.39%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.27%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.43%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	2.65%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.72%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.67%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.18%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.79%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.42%
3 Month LIBOR, plus basis spread | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	2.83%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.00%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.875%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.75%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.125%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.00%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.125%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.75%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.20%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.75%
Fixed interest rate | Interest rate risk | Borrowings in a Hedge Relationship | Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.125%